Other revenues (Tables)	12 Months Ended
Dec. 31, 2019
Revenues [Abstract]
Other revenues
Other revenues consist of the following:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Related party management fees	109	46	43	110
Other management fees	6	—	—	1
Leasing revenues	1	—	—	—
Amortization of unfavorable contracts	—	—	21	43
Early termination fees	11	—	8	8
Total other revenues	127	46	72	162